Derivatives and Hedge Accounting Activities (Gains and Losses on Derivatives in Cash Flow Hedging Relationships) (Detail) - Cash Flow Hedges - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	$ (12)	$ 33
Amount of Gain (Loss) Reclassified From AOCI to Income		(11)	(14)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	(120)	279
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	(12)	26
Amount of Gain (Loss) Reclassified From AOCI to Income		0	(1)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	(120)	279
Interest Rate Contract
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1],[3]	(12)	33
Amount of Gain (Loss) Reclassified From AOCI to Income	[3]	(11)	(14)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2],[3]	(120)	279
Interest Rate Contract | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1],[3]	(12)	26
Amount of Gain (Loss) Reclassified From AOCI to Income	[3]	0	(1)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2],[3]	$ (120)	$ 279

[1]	Amounts deferred into AOCI have no associated effect in the Companies' Consolidated Statements of Income.
[2]	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in the Companies' Consolidated Statements of Income.
[3]	Amounts recorded in the Companies' Consolidated Statement of Income are classified in interest and related charges.